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                                   FORM 13F

                             Form 13 F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment [  ]; Amendment Number

This Amendment (Check only one): [  ] is a restatement
                                 [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

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
Name:     DT Investment Partners, LLC
Address:  1013 Centre Road
          Suite 220
          Wilmington, DE 19805

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

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
Name:   Daniel N. Mullen
Title:  Chief Compliance Officer
Phone:  302-594-1070

Signature, Place and Date of Signing:

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
Daniel N. Mullen,                        Wilmington, DE,                          January 25, 2012

Report Type (Check only one.):

[X]13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting managers.)

List of Other Managers Reporting for this Manager:

   None

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 31

Form 13F Information Table Value Total: 151744
                                        (thousands)

List of Other Included Managers:

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
No.                                            Form 13F File Number                           Name
-------------------------------------  -------------------------------------  -------------------------------------
1                                                    028-14068                        Daniels & Tansey,LLP
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                          FORM 13F INFORMATION TABLE
                         DT INVESTEMENT PARTNERS, LLC
                            AS OF DECEMBER 31, 2011

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
COLUMN 1                      COLUMN 2      COLUMN 3   COLUMN 4  COLUMN 5           COLUMN 6  COLUMN 7      COLUMN 8
--------                  ----------------- --------- ---------- --------          ---------- -------- ------------------------
                                                                                                       VOTING AUTHORITY
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER             TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN CALL DISCRETION   MGRS   SOLE    SHARED    NONE
------------------------- ----------------- --------- ---------- -------- --- ---- ---------- -------- ----    ------   -------
ALPHATEC HOLDINGS INC     COM               02081G102     17,200  10,000  SH        Defined      1                       10,000
BLACKROCK ENH CAP & INC
 FD I                     COM               09256A109    172,926  14,059  SH        Defined      1                       14,059
DU PONT E I DE NEMOURS &
 CO                       COM               263534109    320,826   7,008  SH        Defined      1                        7,008
INTERNATIONAL BUSINESS
 MACH                     COM               459200101    247,870   1,348  SH        Defined      1                        1,348
NOVOGEN LIMITED           SPON ADR          67010f103      5,774  14,400  SH        Defined      1                       14,400
SHORE BANCSHARES INC      COM               825107105     51,500  10,000  SH        Defined      1                       10,000
SECTOR SELECT SPDR TR     SBI CONS STPLS    81369Y308  3,412,544 105,034  SH        Defined      1                      105,034
SECTOR SELECT SPDR TR     SBI INT-ENERGY    81369Y506  3,461,025  50,065  SH        Defined      1                       50,065
SECTOR SELECT SPDR TR     SBI INT-UTILS     81369Y886  3,172,082  88,162  SH        Defined      1                       88,162
ISHARES TR                S&P MIDCAP 400    464287507 15,492,233 176,832  SH        Defined      1                      176,832
ISHARES TR                MSCI EMERG MKT    464287234    313,764   8,270  SH        Defined      1                        8,270
ISHARES TR                RUSSELL 1000      464287622 17,007,718 245,174  SH        Defined      1                      245,174
ISHARES TR                S&P SMLCAP 600    464287804 10,425,381 152,641  SH        Defined      1                      152,641
ISHARES TR                DJ US UTILS       464287697    329,787   3,734  SH        Defined      1                        3,734
POWERSHARES CMDTY IDX
 TRR                      UNIT BEN INT      73935S105  3,536,295 131,755  SH        Defined      1                      131,755
SPDR SERIES TR            DJ REIT ETF       78464A607  4,708,021  73,106  SH        Defined      1                       73,106
SPDR GOLD TRUST           GOLD SHS          78463V107    395,630   2,603  SH        Defined      1                        2,603
SPDR S&P 500 ETF TR       TR UNIT           78462F103 16,125,905 128,493  SH        Defined      1                      128,493
VANGUARD INTL EQUITY
 INDEX F                  MSCI EMR MKT ETF  922042858  6,099,055 159,619  SH        Defined      1                      159,619
VANGUARD SPECIALIZED
 PORTFOL                  DIV APP ETF       921908844  4,371,508  79,991  SH        Defined      1                       79,991
ISHARES TR                BARCLYS 1-3YR CR  464288646  1,975,215  18,956  SH        Defined      1                       18,956
ISHARES TR                BARCLYS 3-7 YR    464288661    202,708   1,661  SH        Defined      1                        1,661
ISHARES TR                AGENCY BD FD      464288166  3,295,203  29,174  SH        Defined      1                       29,174
ISHARES TR                BARCLY USAGG B    464287226 16,706,084 151,529  SH        Defined      1                      151,529
ISHARES TR                BARCLY INTER CR   464288638  6,396,570  59,681  SH        Defined      1                       59,681
ISHARES TR                BARCLYS MBS BD    464288588 16,785,063 155,317  SH        Defined      1                      155,317
ISHARES TR                S&P NATL AMTFREE  464288414    920,847   8,507  SH        Defined      1                        8,507
ISHARES TR                US PFD STK IDX    464288687    467,797  13,133  SH        Defined      1                       13,133
POWERSHARES GLOBAL ETF
 TRUST                    SOVEREIGN DEBT    73936T573  1,522,392  55,643  SH        Defined      1                       55,643
SPDR SERIES TRUST         BARCLYS YIELD ETF 78464A417 13,804,673 359,029  SH        Defined      1                      359,029
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